New World Fund, Inc.
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9200
Fax (213) 486 9455

Vincent P. Corti
Secretary

January 4, 2013

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	New World Fund, Inc.
File Nos. 333-67455 and 811-09105

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on December 31, 2012 of the Registrant’s Post-Effective Amendment No. 22 under the Securities Act of 1933 and Amendment No. 23 under the Investment Company Act of 1940.

Sincerely,

/s/ Vincent P. Corti
Vincent P. Corti